Description of Business - Related Parties - Navios Europe I and Navios Europe II (Details)	6 Months Ended
	Jun. 30, 2019	Feb. 18, 2015	Oct. 09, 2013
Navios Europe I
Related Party Transaction [Line Items]
Percentage of ownership	47.50%
Navios Europe I | Container vessels
Related Party Transaction [Line Items]
Number of vessels	5
Navios Europe I | Tanker vessels
Related Party Transaction [Line Items]
Number of vessels	5
Navios Europe I | Navios Holdings
Related Party Transaction [Line Items]
Percentage of ownership			47.50%
Percentage of voting stock held	50.00%
Navios Europe I | Navios Acquisition
Related Party Transaction [Line Items]
Percentage of ownership			47.50%
Percentage of voting stock held	50.00%
Navios Europe I | Navios Partners
Related Party Transaction [Line Items]
Percentage of ownership			5.00%
Percentage of voting stock held	0.00%
Navios Europe II
Related Party Transaction [Line Items]
Percentage of ownership	47.50%
Navios Europe II | Dry bulk vessels
Related Party Transaction [Line Items]
Number of vessels	7
Navios Europe II | Container vessels
Related Party Transaction [Line Items]
Number of vessels	7
Navios Europe II | Navios Holdings
Related Party Transaction [Line Items]
Percentage of ownership		47.50%
Percentage of voting stock held	50.00%
Navios Europe II | Navios Acquisition
Related Party Transaction [Line Items]
Percentage of ownership		47.50%
Percentage of voting stock held	50.00%
Navios Europe II | Navios Partners
Related Party Transaction [Line Items]
Percentage of ownership		5.00%
Percentage of voting stock held	0.00%